Fresh Start Accounting - Increase in Additional paid-in capital (Details) - Reorganization Adjustments $ in Thousands	Nov. 19, 2018 USD ($)
Adjustments to Additional Paid in Capital [Abstract]
Net change in additional paid-in-capital	$ 1,646,097
Issuance Of Successor Common Shares to Holders Of Debt
Adjustments to Additional Paid in Capital [Abstract]
Net change in additional paid-in-capital	1,152,199
Proceeds From Equity Offerings
Adjustments to Additional Paid in Capital [Abstract]
Net change in additional paid-in-capital	499,494
Reduction Of Share Capital For Reverse Stock Split
Adjustments to Additional Paid in Capital [Abstract]
Net change in additional paid-in-capital	214
Cancellation Of Predecessor Share Based Compensation Awards
Adjustments to Additional Paid in Capital [Abstract]
Net change in additional paid-in-capital	770
Accrual Of Equity Issuance Costs
Adjustments to Additional Paid in Capital [Abstract]
Net change in additional paid-in-capital	$ (6,580)